Document and Entity Information	Jul. 29, 2025
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	true
Entity Central Index Key	0001950803
Document Type	8-K/A
Document Period End Date	Jul. 29, 2025
Entity Registrant Name	StepStone Private Credit Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01624
Entity Tax Identification Number	92-0758580
Entity Address, Address Line One	277 Park Avenue 44th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10172
City Area Code	(212)
Local Phone Number	351-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This amendment (this “Amendment”) is being filed by Stepstone Private Credit Fund LLC (the “Company”) to amend Item 8.01 Other Events of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on July 29, 2025 (the “Original Form 8-K”). This Amendment is being filed to correct the amount of the Company’s net investment income per unit of limited liability company interests of the Company (the “Shares”) for the three months ended June 30, 2025 using weighted average Shares outstanding for the period, as set forth in Item 8.01 of the Original Form 8-K. The net investment income per Share for the three months ended June 30, 2025 using weighted average Shares outstanding for the period, as set forth in Item 8.01 of the Original Form 8-K, inadvertently reflected $0.67 per Share, which was the amount of the Company’s second quarter 2025 distribution per Share using weighted average Shares outstanding for the three months ended June 30, 2025, which was paid on August 1, 2025 to shareholders of record on June 27, 2025. Except as set forth in this paragraph, no other changes shall be deemed to be made to the Original Form 8-K by this Amendment.